MUHLENKAMP FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)
Name of Issuer or Title of Issue	Shares	Value
COMMON STOCKS - 91.8%
Aerospace & Defense - 2.6%
Lockheed Martin Corporation	14,000	$5,173,000
Auto Components - 2.2%
Tenneco, Inc. - Class A (a)	401,400	4,303,008
Biotechnology - 1.8%
Biogen, Inc. (a)	12,500	3,496,875
Chemicals - 5.0%
Dow, Inc.	155,000	9,910,700
Diversified Financial Services - 3.5%
Berkshire Hathaway, Inc. - Class B (a)	26,795	6,845,319
Energy Equipment & Services - 3.0%
Schlumberger Ltd. (b)	215,400	5,856,726
Health Care Providers & Services - 11.2%
CVS Health Corporation	76,500	5,755,095
McKesson Corporation	50,900	9,927,536
UnitedHealth Group, Inc.	17,357	6,458,019
		22,140,650
Household Durables - 7.2%
Lennar Corporation - Class A	60,100	6,083,923
Meritage Homes Corporation (a)	89,000	8,180,880
		14,264,803
IT Services - 5.0%
Alliance Data Systems Corporation	88,395	9,908,195
Machinery - 1.6%
Wabtec Corporation	39,799	3,150,489
Marine - 3.5%
Kirby Corp. (a)	115,600	6,968,368
Metals & Mining - 1.5%
Franco-Nevada Corp. (b)	12,200	1,528,538
Royal Gold, Inc.	14,000	1,506,680
		3,035,218
Oil, Gas & Consumable Fuels - 1.7%
Cameco Corporation (b)	208,000	3,454,880
Pharmaceuticals - 5.9%
Bristol-Myers Squibb Co.	90,700	5,725,891
Jazz Pharmaceuticals PLC (a)(b)	36,542	6,006,408
		11,732,299
Semiconductors & Semiconductor Equipment - 9.6%
Broadcom, Inc.	17,500	8,114,050
Microchip Technology, Inc.	69,800	10,834,356
		18,948,406
Software - 3.8%
Microsoft Corporation	31,775	7,491,592
Technology Hardware & Equipment - 5.3%
MasTec, Inc. (a)	113,000	10,588,100
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	56,410	6,890,481
Thrifts & Mortgage Finance - 2.8%
NMI Holdings, Inc. (a)	230,940	5,459,422
Trading Companies & Distributors - 11.1%
Rush Enterprises, Inc. - Class A	281,532	14,028,740
WESCO International, Inc. (a)	91,572	7,923,725
		21,952,465
Total Common Stocks
(Cost $111,347,228)		181,570,996

EXCHANGE TRADED FUNDS - 5.5%
Alerian MLP	185,275	5,650,888
SPDR Gold Shares (a)	33,075	5,290,677
Total Exchange Traded Funds
(Cost $10,014,948)		10,941,565

SHORT-TERM INVESTMENT - 2.8%
First American Government Obligations Fund - Class X, 0.04% (c)
Total Short-Term Investment
(Cost $5,454,928)	5,454,928	5,454,928

TOTAL INVESTMENTS
(Cost $126,817,104) - 100.1%		197,967,489
Liabilities in Excess of Other Assets - (0.1)%		(200,035)
TOTAL NET ASSETS - 100.0%		$197,767,454

PLC - Public Limited Company
(a)	Non-income producing security.
(b)	Foreign company.
(c)	The rate shown is the annualized seven day effective yield as of March 31, 2021.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s net assets as of March 31, 2021:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$181,570,996	$-	$-	$181,570,996
Exchange Traded Funds	10,941,565	-	-	10,941,565
Short-Term Investment	5,454,928	-	-	5,454,928
Total Investments in Securities	$197,967,489	$-	$-	$197,967,489

Refer to the Schedule of Investments for further information on the classifications of investments.